Property and Equipment (Details) - Schedule of Property and Equipment Included in Continuing Operations - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property, and equipment, cost	$ 1,274		$ 2
Less: accumulated depreciation	(4)	$ (2)
Property, and equipment, net	1,270	1,264	2
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, cost	13	9	2
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, cost	38
Construction in progress – Machineries yet to be assembled [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, cost	$ 1,223	$ 1,223